Related Party Transactions (Details) (USD $)	3 Months Ended	9 Months Ended	12 Months Ended		26 Months Ended	28 Months Ended	9 Months Ended	12 Months Ended	9 Months Ended			35 Months Ended	9 Months Ended
	Sep. 30, 2013	Sep. 30, 2013	Dec. 31, 2012 Apollo	Dec. 31, 2011 Apollo	Oct. 31, 2012 Apollo	Dec. 31, 2012 Apollo	Sep. 30, 2013 Apollo Global Securities, LLC	Dec. 31, 2012 Apollo Global Securities, LLC	Sep. 30, 2013 Holdings	Sep. 30, 2013 Holdings Apollo	Sep. 30, 2012 Holdings Apollo	Aug. 07, 2013 Holdings Apollo	Sep. 30, 2013 Holdings Apollo funds	Sep. 30, 2013 Holdings Other Class A limited partners
Related party transactions
Transaction fee as a percentage of total equity contributed					2.00%					2.00%
Transaction fee payable								$ 800,000				$ 7,500,000
Consulting and advisory fee as percentage of EBITDAX under first condition						1.00%				1.00%
Advisory fee per quarter under second condition						62,500				62,500
Maximum advisory fee per calendar year						500,000				500,000
Advisory fee			493,000	411,000						500,000	493,000
Termination charges	2,408,000	2,408,000								2,400,000
Unreimbursed fee on termination of the service agreement										132,000
Proceeds from gross spread							500,000
Payment of discounts and commissions to underwriters in IPO							900,000
Distribution payment to Class A limited partners		$ 75,000,000											$ 73,000,000	$ 2,000,000
Number of common stock exchangeable against each unit									1
Percentage of income tax benefits distributable to holders of New Holdings Units									85.00%